Jun. 29, 2015
Daily Money | Fidelity Government Money Market Fund
Supplement to the
Fidelity® Government Money Market Fund
Daily Money
June 29, 2015
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.